Active Alts Contrarian ETF

a series of

Strategy Shares

Incorporated herein by reference is the definitive version of the prospectus for Active Alts Contrarian ETF filed pursuant to Rule 497 (e) under the Securities Act of 1933, on July 6, 2017 (SEC Accession No. 0001580642-17-003786).